Fees Summary	Jun. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,865,000
Previously Paid Amount	0.00
Total Fee Amount	285.53
Total Offset Amount	0.00
Net Fee	285.53
Narrative - Max Aggregate Offering Price	$ 1,865,000
Final Prospectus	true